High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (0.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (0.0%)
Audacy, Inc. *,Æ	5,845	127

Total		127

Total Common Stocks (Cost: $3,888)		127

Corporate Bonds (95.5%)
Basic Materials (3.7%)
Ashland, Inc. 3.375%, 9/1/31 144A	825,000	709
Axalta Coating Systems Dutch Holding BV 7.250%, 2/15/31 144A	425,000	438
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	875,000	800
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	600,000	590
Celanese US Holdings LLC
6.500%, 4/15/30	350,000	347
6.750%, 4/15/33	1,275,000	1,238
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,225,000	1,138
4.875%, 3/1/31 144A	425,000	370
6.750%, 4/15/30 144A	600,000	581
6.875%, 11/1/29 144A	400,000	391
7.000%, 3/15/32 144A	1,075,000	1,031
7.375%, 5/1/33 144A	650,000	624
7.500%, 9/15/31 144A	375,000	366
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,950,000	1,850
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,554
H.B. Fuller Co. 4.250%, 10/15/28	525,000	498
Herens Holdco SARL 4.750%, 5/15/28 144A	2,900,000	2,609
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	1,625,000	1,615
Olympus Water US Holding Corp.
4.250%, 10/1/28 144A	1,500,000	1,386
6.250%, 10/1/29 144A	1,975,000	1,733
7.125%, 10/1/27 144A	875,000	875
9.750%, 11/15/28 144A	2,125,000	2,206
SNF Group 3.375%, 3/15/30 144A	950,000	839
WR Grace Holdings LLC
4.875%, 6/15/27 144A	675,000	652
5.625%, 8/15/29 144A	1,200,000	1,033
7.375%, 3/1/31 144A	325,000	325

Total		25,798

Communications (10.4%)
Cars.com, Inc. 6.375%, 11/1/28 144A	1,825,000	1,812

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 1/15/34 144A	1,200,000	987
4.500%, 8/15/30 144A	1,500,000	1,365
4.500%, 5/1/32	1,700,000	1,476
4.500%, 6/1/33 144A	1,175,000	1,002
4.750%, 3/1/30 144A	3,400,000	3,153
5.000%, 2/1/28 144A	2,000,000	1,941
5.125%, 5/1/27 144A	2,225,000	2,191
5.375%, 6/1/29 144A	1,350,000	1,306
5.500%, 5/1/26 144A	275,000	275
Ciena Corp. 4.000%, 1/31/30 144A	325,000	297
CMG Media Corp. 8.875%, 6/18/29 144A	900,000	776
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	590
4.125%, 12/1/30 144A	950,000	688
4.500%, 11/15/31 144A	2,750,000	1,994
5.500%, 4/15/27 144A	1,300,000	1,204
5.750%, 1/15/30 144A	2,175,000	1,153
6.500%, 2/1/29 144A	1,100,000	910
Cumulus Media New Holdings, Inc. 8.000%, 7/1/29 144A	356,000	121
DISH DBS Corp.
5.125%, 6/1/29	1,925,000	1,256
7.375%, 7/1/28	550,000	393
Gen Digital, Inc. 6.250%, 4/1/33 144A	800,000	796
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,611
GoTo Group, Inc. 5.500%, 5/1/28 144A	2,059,750	1,244
Gray Television, Inc. 5.375%, 11/15/31 144A	975,000	609
Lamar Media Corp.
3.625%, 1/15/31	425,000	380
4.000%, 2/15/30	100,000	93
4.875%, 1/15/29	675,000	656
Match Group Holdings II LLC
4.125%, 8/1/30 144A	2,175,000	1,949
4.625%, 6/1/28 144A	1,450,000	1,391
5.000%, 12/15/27 144A	525,000	515
Midas OpCo Holdings LLC 5.625%, 8/15/29 144A	5,375,000	5,119
Millennium Escrow Corp. 6.625%, 8/1/26 144A	1,325,000	939
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	1,066
4.625%, 3/15/30 144A	1,400,000	1,280
7.375%, 2/15/31 144A	150,000	156
Scripps Escrow II, Inc. 5.375%, 1/15/31 144A	300,000	183

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,100,000	917
Sinclair Television Group, Inc.
4.375%, 12/31/32 144A	150,000	93
5.125%, 2/15/27 144A	850,000	801
5.500%, 3/1/30 144A	775,000	574
Sirius XM Radio, Inc.
3.125%, 9/1/26 144A	1,075,000	1,041
3.875%, 9/1/31 144A	1,875,000	1,607
4.000%, 7/15/28 144A	725,000	676
4.125%, 7/1/30 144A	1,525,000	1,355
5.500%, 7/1/29 144A	1,375,000	1,328
Sunrise FinCo I BV 4.875%, 7/15/31 144A	3,225,000	2,933
TEGNA, Inc. 5.000%, 9/15/29	425,000	395
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,268
Univision Communications, Inc.
4.500%, 5/1/29 144A	1,225,000	1,082
7.375%, 6/30/30 144A	800,000	764
8.000%, 8/15/28 144A	1,475,000	1,480
Viavi Solutions, Inc. 3.750%, 10/1/29 144A	1,175,000	1,074
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,315
Virgin Media Secured Finance PLC
4.500%, 8/15/30 144A	250,000	220
5.500%, 5/15/29 144A	475,000	450
Virgin Media Vendor Financing Notes IV 5.000%, 7/15/28 144A	1,150,000	1,087
VMED O2 UK Financing I PLC
4.250%, 1/31/31 144A	600,000	518
4.750%, 7/15/31 144A	1,475,000	1,281
VZ Secured Financing BV 5.000%, 1/15/32 144A	1,225,000	1,064
Ziggo Bond Co. BV 5.125%, 2/28/30 144A	1,300,000	1,133
Ziggo BV 4.875%, 1/15/30 144A	200,000	183

Total		71,516

Consumer, Cyclical (20.2%)
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/28 144A	1,125,000	1,075
4.000%, 10/15/30 144A	5,150,000	4,661
4.375%, 1/15/28 144A	1,175,000	1,130
5.625%, 9/15/29 144A	375,000	371
Academy, Ltd. 6.000%, 11/15/27 144A	1,850,000	1,846
Adient Global Holdings, Ltd.
7.000%, 4/15/28 144A	350,000	351
7.500%, 2/15/33 144A	825,000	772
8.250%, 4/15/31 144A	675,000	654
Affinity Interactive 6.875%, 12/15/27 144A	1,375,000	1,042
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	687,500	686
5.750%, 4/20/29 144A	200,000	196

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 144A	275,000	252
4.000%, 1/15/28 144A	2,050,000	1,960
Aramark Services, Inc. 5.000%, 2/1/28 144A	225,000	221
Asbury Automotive Group, Inc.
4.625%, 11/15/29 144A	1,850,000	1,734
5.000%, 2/15/32 144A	675,000	612
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 144A	4,875,000	4,795
Beacon Roofing Supply, Inc. 6.500%, 8/1/30 144A	425,000	447
Boyd Gaming Corp.
4.750%, 12/1/27	1,650,000	1,614
4.750%, 6/15/31 144A	575,000	530
Caesars Entertainment, Inc.
4.625%, 10/15/29 144A	650,000	597
6.000%, 10/15/32 144A	1,800,000	1,681
6.500%, 2/15/32 144A	1,450,000	1,445
7.000%, 2/15/30 144A	525,000	532
8.125%, 7/1/27 144A	788,000	794
Carnival Corp.
5.750%, 3/15/30 144A	625,000	622
6.000%, 5/1/29 144A	950,000	943
6.125%, 2/15/33 144A	775,000	764
7.000%, 8/15/29 144A	375,000	392
7.625%, 3/1/26 144A	725,000	725
CCM Merger, Inc. 6.375%, 5/1/26 144A	425,000	426
Champ Acquisition Corp. 8.375%, 12/1/31 144A	500,000	517
Churchill Downs, Inc.
5.500%, 4/1/27 144A	225,000	223
5.750%, 4/1/30 144A	500,000	489
6.750%, 5/1/31 144A	2,000,000	2,016
Clarios Global LP
6.750%, 5/15/28 144A	625,000	634
6.750%, 2/15/30 144A	425,000	429
Clarios Global LP / Clarios US Finance Co.
6.250%, 5/15/26 144A	120,000	120
8.500%, 5/15/27 144A	6,450,000	6,452
Dana Financing Luxembourg SARL 5.750%, 4/15/25 144A	325,000	324
Dana, Inc. 5.375%, 11/15/27	150,000	148
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 144A	3,450,000	2,623
Ford Motor Credit Co. LLC
2.700%, 8/10/26	725,000	699
3.375%, 11/13/25	3,250,000	3,211
4.000%, 11/13/30	1,975,000	1,768
4.125%, 8/17/27	1,350,000	1,304
4.271%, 1/9/27	1,675,000	1,640
4.389%, 1/8/26	2,725,000	2,710
5.113%, 5/3/29	1,200,000	1,157
5.125%, 6/16/25	825,000	824
6.800%, 5/12/28	700,000	719
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	3,625,000	2,959

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
The Gap, Inc.
3.625%, 10/1/29 144A	1,325,000	1,195
3.875%, 10/1/31 144A	225,000	194
Gates Corp. 6.875%, 7/1/29 144A	1,375,000	1,399
Group 1 Automotive, Inc. 6.375%, 1/15/30 144A	375,000	376
GYP Holdings III Corp. 4.625%, 5/1/29 144A	2,475,000	2,315
H&E Equipment Services, Inc. 3.875%, 12/15/28 144A	1,975,000	1,969
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	700,000	614
3.750%, 5/1/29 144A	1,150,000	1,073
4.875%, 1/15/30	500,000	484
5.750%, 5/1/28 144A	800,000	800
5.875%, 3/15/33 144A	875,000	866
IHO Verwaltungs GmbH
6.375%, 5/15/29 144A	2,350,000	2,264
8.000%, 11/15/32 144A	1,550,000	1,511
Interface, Inc. 5.500%, 12/1/28 144A	1,350,000	1,315
JB Poindexter & Co., Inc. 8.750%, 12/15/31 144A	1,175,000	1,208
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.750%, 6/1/27 144A	550,000	542
Kontoor Brands, Inc. 4.125%, 11/15/29 144A	575,000	528
LCM Investments Holdings II LLC 8.250%, 8/1/31 144A	2,975,000	3,088
Light and Wonder International, Inc.
7.250%, 11/15/29 144A	1,975,000	2,002
7.500%, 9/1/31 144A	725,000	743
MGM Resorts International
6.125%, 9/15/29	1,025,000	1,015
6.500%, 4/15/32	2,075,000	2,035
Midwest Gaming Borrower LLC 4.875%, 5/1/29 144A	1,875,000	1,760
Mohegan Tribal Gaming Authority 8.000%, 2/1/26 144A	3,575,000	3,575
NCL Corp., Ltd.
5.875%, 3/15/26 144A	229,000	229
6.250%, 3/1/30 144A	175,000	172
6.750%, 2/1/32 144A	1,400,000	1,383
7.750%, 2/15/29 144A	525,000	547
8.125%, 1/15/29 144A	575,000	605
NCL Finance, Ltd. 6.125%, 3/15/28 144A	750,000	748
Ontario Gaming GTA LP / OTG Co-Issuer, Inc. 8.000%, 8/1/30 144A	2,025,000	2,014
Patrick Industries, Inc. 6.375%, 11/1/32 144A	1,650,000	1,599
Penn Entertainment, Inc.
4.125%, 7/1/29 144A	1,300,000	1,154
5.625%, 1/15/27 144A	250,000	247
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	2,800,000	2,204
Royal Caribbean Cruises, Ltd. 5.375%, 7/15/27 144A	750,000	747

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.500%, 8/31/26 144A	750,000	750
5.625%, 9/30/31 144A	500,000	491
6.000%, 2/1/33 144A	1,275,000	1,274
6.250%, 3/15/32 144A	925,000	933
Sally Holdings LLC / Sally Capital, Inc. 6.750%, 3/1/32	675,000	676
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. 6.625%, 3/1/30 144A	1,850,000	1,745
SeaWorld Parks & Entertainment, Inc. 5.250%, 8/15/29 144A	2,900,000	2,747
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	475,000	470
7.250%, 5/15/31 144A	2,300,000	2,309
Station Casinos LLC
4.500%, 2/15/28 144A	2,000,000	1,916
4.625%, 12/1/31 144A	1,675,000	1,505
6.625%, 3/15/32 144A	250,000	248
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%, 6/1/31 144A	2,525,000	2,280
5.875%, 3/1/27	900,000	895
Velocity Vehicle Group LLC 8.000%, 6/1/29 144A	825,000	846
White Cap Buyer LLC 6.875%, 10/15/28 144A	2,450,000	2,351
The William Carter Co. 5.625%, 3/15/27 144A	1,275,000	1,266
WMG Acquisition Corp. 3.750%, 12/1/29 144A	800,000	746
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28 144A	725,000	692
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.250%, 3/15/33 144A	1,250,000	1,217
7.125%, 2/15/31 144A	1,100,000	1,138
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,516
4.750%, 1/15/30 144A	725,000	700
ZF North America Capital, Inc.
6.875%, 4/14/28 144A	850,000	835
7.125%, 4/14/30 144A	475,000	457

Total		139,359

Consumer, Non-cyclical (13.5%)
1261229 BC, Ltd. 1.000%, 4/15/32 144A	1,550,000	1,540
AHP Health Partners, Inc. 5.750%, 7/15/29 144A	1,450,000	1,345
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	342
3.500%, 3/15/29 144A	750,000	690
5.875%, 2/15/28 144A	700,000	700
6.250%, 3/15/33 144A	300,000	303
6.500%, 2/15/28 144A	1,200,000	1,217
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 6/1/29 144A	3,075,000	2,826
7.875%, 2/15/31 144A	975,000	987
9.750%, 7/15/27 144A	2,750,000	2,759

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Avantor Funding, Inc.
3.875%, 11/1/29 144A	1,825,000	1,685
4.625%, 7/15/28 144A	2,350,000	2,265
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	675,000	545
5.000%, 2/15/29 144A	625,000	401
5.250%, 1/30/30 144A	1,700,000	1,007
5.750%, 8/15/27 144A	775,000	774
6.125%, 2/1/27 144A	300,000	304
6.250%, 2/15/29 144A	725,000	484
7.250%, 5/30/29 144A	200,000	136
Bellring Brands, Inc. 7.000%, 3/15/30 144A	2,050,000	2,118
Belron UK Finance PLC 5.750%, 10/15/29 144A	500,000	496
Boost Newco Borrower LLC 7.500%, 1/15/31 144A	4,025,000	4,190
The Brink’s Co.
6.500%, 6/15/29 144A	1,075,000	1,090
6.750%, 6/15/32 144A	1,050,000	1,065
Centene Corp. 4.625%, 12/15/29	1,500,000	1,437
CHS / Community Health Systems, Inc.
5.250%, 5/15/30 144A	1,000,000	825
5.625%, 3/15/27 144A	1,300,000	1,241
6.000%, 1/15/29 144A	550,000	489
6.125%, 4/1/30 144A	800,000	477
6.875%, 4/15/29 144A	1,775,000	1,151
Concentra Escrow Issuer Corp. 6.875%, 7/15/32 144A	700,000	712
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	926
5.500%, 6/1/28 144A	875,000	857
Embecta Corp. 6.750%, 2/15/30 144A	950,000	905
Garda World Security Corp.
4.625%, 2/15/27 144A	875,000	852
6.000%, 6/1/29 144A	2,375,000	2,227
7.750%, 2/15/28 144A	600,000	615
8.250%, 8/1/32 144A	300,000	293
8.375%, 11/15/32 144A	2,300,000	2,261
Grifols SA 4.750%, 10/15/28 144A	3,600,000	3,324
HealthEquity, Inc. 4.500%, 10/1/29 144A	2,225,000	2,086
Insulet Corp. 6.500%, 4/1/33 144A	275,000	280
IQVIA, Inc.
5.000%, 10/15/26 144A	1,375,000	1,365
5.000%, 5/15/27 144A	750,000	739
6.500%, 5/15/30 144A	200,000	204
Jazz Securities DAC 4.375%, 1/15/29 144A	1,400,000	1,330
Medline Borrower LP
3.875%, 4/1/29 144A	1,625,000	1,519
5.250%, 10/1/29 144A	6,000,000	5,757
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	1,150,000	1,165
Molina Healthcare, Inc. 6.250%, 1/15/33 144A	1,050,000	1,033

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Neogen Food Safety Corp. 8.625%, 7/20/30 144A	675,000	711
Organon & Co. / Organon Foreign Debt Co- Issuer BV
4.125%, 4/30/28 144A	425,000	397
5.125%, 4/30/31 144A	2,250,000	1,962
6.750%, 5/15/34 144A	300,000	294
7.875%, 5/15/34 144A	500,000	485
Performance Food Group, Inc.
4.250%, 8/1/29 144A	1,425,000	1,333
5.500%, 10/15/27 144A	950,000	941
6.125%, 9/15/32 144A	275,000	273
Post Holdings, Inc.
5.500%, 12/15/29 144A	900,000	875
6.250%, 2/15/32 144A	1,300,000	1,308
6.250%, 10/15/34 144A	375,000	369
6.375%, 3/1/33 144A	1,175,000	1,155
Prestige Brands, Inc. 3.750%, 4/1/31 144A	650,000	583
Raven Acquisition Holdings LLC 6.875%, 11/15/31 144A	2,100,000	2,039
Select Medical Holdings Corp. 6.250%, 12/1/32 144A	1,775,000	1,729
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	238
4.625%, 11/15/27	450,000	440
Tenet Healthcare Corp.
4.250%, 6/1/29	225,000	212
4.625%, 6/15/28	125,000	121
5.125%, 11/1/27	1,800,000	1,774
6.125%, 10/1/28	2,450,000	2,439
6.125%, 6/15/30	775,000	771
6.250%, 2/1/27	1,125,000	1,126
6.750%, 5/15/31	1,125,000	1,141
United Rentals North America, Inc.
4.875%, 1/15/28	1,225,000	1,204
5.250%, 1/15/30	425,000	417
5.500%, 5/15/27	400,000	399
6.000%, 12/15/29 144A	375,000	381
6.125%, 3/15/34 144A	675,000	675
US Foods, Inc.
4.625%, 6/1/30 144A	700,000	665
4.750%, 2/15/29 144A	1,500,000	1,446
5.750%, 4/15/33 144A	275,000	268
6.875%, 9/15/28 144A	775,000	794
ZipRecruiter, Inc. 5.000%, 1/15/30 144A	975,000	857

Total		93,161

Diversified (0.2%)
Stena International SA 7.250%, 1/15/31 144A	1,475,000	1,474

Total		1,474

Energy (9.7%)
Aethon United BR LP / Aethon United Finance Corp. 7.500%, 10/1/29 144A	1,675,000	1,704
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 6/15/29 144A	975,000	953

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.750%, 3/1/27 144A	2,375,000	2,368
5.750%, 1/15/28 144A	2,600,000	2,587
6.625%, 2/1/32 144A	225,000	229
Antero Resources Corp.
5.375%, 3/1/30 144A	625,000	614
7.625%, 2/1/29 144A	244,000	250
Archrock Partners LP
6.250%, 4/1/28 144A	1,975,000	1,977
6.875%, 4/1/27 144A	3,275,000	3,277
Aris Water Holdings LLC 7.250%, 4/1/30 144A	1,375,000	1,391
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 6/30/29 144A	825,000	805
6.625%, 10/15/32 144A	550,000	547
8.250%, 12/31/28 144A	575,000	586
9.000%, 11/1/27 144A	400,000	490
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.000%, 7/15/29 144A	400,000	409
7.250%, 7/15/32 144A	950,000	983
Cheniere Energy Partners LP 4.500%, 10/1/29	300,000	292
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24 *	1,000,000	4
Civitas Resources, Inc.
8.375%, 7/1/28 144A	1,575,000	1,625
8.625%, 11/1/30 144A	575,000	593
8.750%, 7/1/31 144A	300,000	308
CNX Midstream Partners LP 4.750%, 4/15/30 144A	2,250,000	2,095
CNX Resources Corp. 7.250%, 3/1/32 144A	225,000	229
Comstock Resources, Inc.
5.875%, 1/15/30 144A	475,000	449
6.750%, 3/1/29 144A	2,175,000	2,127
DT Midstream, Inc. 4.375%, 6/15/31 144A	1,450,000	1,334
Energy Transfer LP 7.375%, 2/1/31 144A	750,000	787
EQM Midstream Partners LP
4.500%, 1/15/29 144A	278,000	269
4.750%, 1/15/31 144A	1,325,000	1,274
6.375%, 4/1/29 144A	600,000	614
7.500%, 6/1/27 144A	975,000	996
7.500%, 6/1/30 144A	175,000	189
Expand Energy Corp.
4.750%, 2/1/32	350,000	331
5.375%, 3/15/30	300,000	298
5.875%, 2/1/29 144A	225,000	225
Hess Midstream Operations LP
4.250%, 2/15/30 144A	625,000	588
5.125%, 6/15/28 144A	1,300,000	1,280
5.500%, 10/15/30 144A	475,000	465
5.875%, 3/1/28 144A	200,000	201
6.500%, 6/1/29 144A	200,000	204
HF Sinclair Corp.
5.000%, 2/1/28	1,725,000	1,718
6.375%, 4/15/27	249,000	252

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Kodiak Gas Services LLC 7.250%, 2/15/29 144A	2,050,000	2,090
Matador Resources Co.
6.250%, 4/15/33 144A	675,000	658
6.500%, 4/15/32 144A	1,000,000	991
Nabors Industries, Ltd.
7.375%, 5/15/27 144A	225,000	222
7.500%, 1/15/28 144A	1,250,000	1,151
8.875%, 8/15/31 144A	450,000	391
9.125%, 1/31/30 144A	300,000	300
Northriver Midstream Finance LP 6.750%, 7/15/32 144A	1,700,000	1,716
Occidental Petroleum Corp. 5.875%, 9/1/25	885,000	886
Permian Resources Operating LLC
5.375%, 1/15/26 144A	825,000	821
6.250%, 2/1/33 144A	600,000	598
7.000%, 1/15/32 144A	325,000	332
Precision Drilling Corp. 7.125%, 1/15/26 144A	882,000	882
Range Resources Corp.
4.750%, 2/15/30 144A	475,000	452
4.875%, 5/15/25	350,000	350
8.250%, 1/15/29	1,125,000	1,157
Rockcliff Energy II LLC 5.500%, 10/15/29 144A	1,825,000	1,713
Rockies Express Pipeline LLC 6.750%, 3/15/33 144A	550,000	559
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. 7.875%, 11/1/28 144A	600,000	618
SM Energy Co.
6.625%, 1/15/27	250,000	249
6.750%, 9/15/26	1,100,000	1,099
6.750%, 8/1/29 144A	575,000	566
7.000%, 8/1/32 144A	525,000	515
Solaris Midstream Holdings LLC 7.625%, 4/1/26 144A	1,175,000	1,175
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 3/1/30	1,900,000	1,918
6.500%, 7/15/27	300,000	301
TerraForm Power Operating LLC
4.750%, 1/15/30 144A	1,725,000	1,602
5.000%, 1/31/28 144A	1,775,000	1,718
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	1,625,000	1,626
7.125%, 3/15/29 144A	2,450,000	2,492

Total		67,065

Financial (12.0%)
Acrisure LLC / Acrisure Finance, Inc. 7.500%, 11/6/30 144A	2,400,000	2,442
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
5.875%, 11/1/29 144A	575,000	556
6.500%, 10/1/31 144A	375,000	368
6.750%, 10/15/27 144A	275,000	274
7.000%, 1/15/31 144A	2,225,000	2,232
7.375%, 10/1/32 144A	1,550,000	1,557

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Ally Financial, Inc. 5.750%, 11/20/25	1,125,000	1,128
AmWINS Group, Inc.
4.875%, 6/30/29 144A	3,400,000	3,205
6.375%, 2/15/29 144A	1,225,000	1,234
Ardonagh Finco, Ltd. 7.750%, 2/15/31 144A	800,000	815
Ardonagh Group Finance, Ltd. 8.875%, 2/15/32 144A	6,675,000	6,795
AssuredPartners, Inc.
5.625%, 1/15/29 144A	1,900,000	1,896
7.500%, 2/15/32 144A	1,125,000	1,201
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance 7.125%, 5/15/31 144A	2,625,000	2,660
BroadStreet Partners, Inc. 5.875%, 4/15/29 144A	6,075,000	5,838
HUB International, Ltd.
5.625%, 12/1/29 144A	3,075,000	2,974
7.250%, 6/15/30 144A	3,475,000	3,579
7.375%, 1/31/32 144A	4,625,000	4,709
Iron Mountain, Inc.
6.250%, 1/15/33 144A	725,000	718
7.000%, 2/15/29 144A	3,125,000	3,196
Jones Deslauriers Insurance Management, Inc.
8.500%, 3/15/30 144A	1,800,000	1,891
10.500%, 12/15/30 144A	2,200,000	2,356
Macquarie Airfinance Holdings, Ltd.
6.400%, 3/26/29 144A	175,000	181
6.500%, 3/26/31 144A	175,000	182
8.125%, 3/30/29 144A	150,000	157
Navient Corp.
5.000%, 3/15/27	675,000	660
5.500%, 3/15/29	1,200,000	1,136
6.750%, 6/25/25	1,300,000	1,301
6.750%, 6/15/26	500,000	503
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	4,975,000	5,069
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 4/1/32 144A	825,000	824
7.250%, 7/15/28 144A	825,000	845
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc.
2.875%, 10/15/26 144A	1,800,000	1,725
3.625%, 3/1/29 144A	1,475,000	1,360
3.875%, 3/1/31 144A	1,525,000	1,366
4.000%, 10/15/33 144A	1,200,000	1,029
Ryan Specialty LLC
4.375%, 2/1/30 144A	800,000	761
5.875%, 8/1/32 144A	1,400,000	1,383
United Wholesale Mortgage LLC
5.500%, 11/15/25 144A	2,125,000	2,119
5.500%, 4/15/29 144A	1,375,000	1,326
5.750%, 6/15/27 144A	950,000	934
USI, Inc. 7.500%, 1/15/32 144A	4,600,000	4,693
UWM Holdings LLC 6.625%, 2/1/30 144A	1,275,000	1,265

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/1/26 144A	625,000	618
4.500%, 9/1/26 144A	450,000	448
4.625%, 6/15/25 144A	400,000	400
5.750%, 2/1/27 144A	225,000	228
XHR LP 6.625%, 5/15/30 144A	725,000	712

Total		82,849

Industrial (12.9%)
ARD Finance SA 6.500%, 6/30/27 144A Þ	2,598,100	156
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.000%, 9/1/29 144A	2,250,000	1,916
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.250%, 8/15/27 144A	4,375,000	2,002
Ball Corp.
2.875%, 8/15/30	700,000	610
6.000%, 6/15/29	750,000	759
6.875%, 3/15/28	675,000	690
Berry Global, Inc.
4.875%, 7/15/26 144A	524,000	523
5.625%, 7/15/27 144A	1,150,000	1,149
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28 144A	700,000	577
Clearwater Paper Corp. 4.750%, 8/15/28 144A	1,875,000	1,746
Clydesdale Acquisition Holdings, Inc.
6.750%, 4/15/32 144A	475,000	478
6.875%, 1/15/30 144A	725,000	731
8.750%, 4/15/30 144A	5,225,000	5,299
Coherent Corp. 5.000%, 12/15/29 144A	2,575,000	2,456
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	2,900,000	2,293
Crown Americas LLC 5.250%, 4/1/30	400,000	390
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,166
EMRLD Borrower LP / Emerald Co-Issuer, Inc.
6.625%, 12/15/30 144A	4,225,000	4,227
6.750%, 7/15/31 144A	200,000	201
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	2,525,000	2,351
4.750%, 6/15/28 144A	1,400,000	1,340
6.500%, 12/31/27 144A	1,650,000	1,659
Goat Holdco LLC 6.750%, 2/1/32 144A	550,000	538
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	400
3.500%, 3/1/29 144A	450,000	415
3.750%, 2/1/30 144A	175,000	160
4.750%, 7/15/27 144A	500,000	489
Hillenbrand, Inc. 6.250%, 2/15/29	1,825,000	1,828
Madison IAQ LLC
4.125%, 6/30/28 144A	250,000	236
5.875%, 6/30/29 144A	5,125,000	4,842

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Masterbrand, Inc. 7.000%, 7/15/32 144A	800,000	799
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27 144A	1,275,000	1,250
9.250%, 4/15/27 144A	1,325,000	1,250
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.750%, 4/1/32 144A	575,000	570
MIWD Holdco II LLC / MIWD Finance Corp. 5.500%, 2/1/30 144A	1,575,000	1,416
OI European Group BV 4.750%, 2/15/30 144A	450,000	412
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27 144A	775,000	771
7.250%, 5/15/31 144A	700,000	683
7.375%, 6/1/32 144A	400,000	382
Quikrete Holdings, Inc.
6.375%, 3/1/32 144A	1,400,000	1,409
6.750%, 3/1/33 144A	550,000	548
Sealed Air Corp.
5.000%, 4/15/29 144A	550,000	534
6.125%, 2/1/28 144A	550,000	551
6.500%, 7/15/32 144A	1,400,000	1,417
7.250%, 2/15/31 144A	575,000	595
Sensata Technologies BV 5.875%, 9/1/30 144A	1,700,000	1,640
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	196
6.625%, 7/15/32 144A	250,000	248
SPX FLOW, Inc. 8.750%, 4/1/30 144A	2,950,000	3,031
Standard Industries, Inc.
3.375%, 1/15/31 144A	250,000	217
4.375%, 7/15/30 144A	1,200,000	1,107
4.750%, 1/15/28 144A	1,325,000	1,282
5.000%, 2/15/27 144A	3,000,000	2,953
6.500%, 8/15/32 144A	700,000	700
TransDigm, Inc.
4.625%, 1/15/29	1,250,000	1,187
4.875%, 5/1/29	275,000	261
5.500%, 11/15/27	1,250,000	1,236
6.000%, 1/15/33 144A	275,000	271
6.375%, 3/1/29 144A	1,025,000	1,035
6.625%, 3/1/32 144A	2,225,000	2,253
6.750%, 8/15/28 144A	1,000,000	1,015
6.875%, 12/15/30 144A	3,850,000	3,934
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	900,000	886
8.500%, 8/15/27 144A	4,325,000	4,303
TTM Technologies, Inc. 4.000%, 3/1/29 144A	1,675,000	1,544
Watco Cos. LLC / Watco Finance Corp. 7.125%, 8/1/32 144A	1,150,000	1,156
WESCO Distribution, Inc.
6.375%, 3/15/29 144A	1,150,000	1,163
6.375%, 3/15/33 144A	450,000	452
6.625%, 3/15/32 144A	1,375,000	1,395
7.250%, 6/15/28 144A	1,075,000	1,090

Total		88,769

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Technology (10.3%)
Amentum Holdings, Inc. 7.250%, 8/1/32 144A	1,775,000	1,746
AthenaHealth Group, Inc. 6.500%, 2/15/30 144A	5,775,000	5,417
Capstone Borrower, Inc. 8.000%, 6/15/30 144A	1,800,000	1,848
Central Parent, Inc. / Central Merger Sub, Inc. 7.250%, 6/15/29 144A	2,350,000	2,034
Clarivate Science Holdings Corp.
3.875%, 7/1/28 144A	350,000	325
4.875%, 7/1/29 144A	3,850,000	3,434
Cloud Software Group, Inc.
6.500%, 3/31/29 144A	3,125,000	3,038
8.250%, 6/30/32 144A	1,075,000	1,093
9.000%, 9/30/29 144A	3,450,000	3,441
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 144A	1,900,000	1,887
6.500%, 10/15/28 144A	2,225,000	2,182
The Dun & Bradstreet Corp. 5.000%, 12/15/29 144A	2,125,000	2,129
Elastic NV 4.125%, 7/15/29 144A	2,500,000	2,331
Ellucian Holdings, Inc. 6.500%, 12/1/29 144A	525,000	516
Entegris, Inc.
3.625%, 5/1/29 144A	725,000	666
4.750%, 4/15/29 144A	850,000	819
5.950%, 6/15/30 144A	2,725,000	2,711
Fortress Intermediate 3, Inc. 7.500%, 6/1/31 144A	1,875,000	1,890
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL 4.625%, 5/1/28 144A	950,000	854
Insight Enterprises, Inc. 6.625%, 5/15/32 144A	875,000	882
McAfee Corp. 7.375%, 2/15/30 144A	6,525,000	5,775
NCR Atleos Corp. 9.500%, 4/1/29 144A	825,000	895
NCR Voyix Corp.
5.000%, 10/1/28 144A	1,375,000	1,323
5.125%, 4/15/29 144A	350,000	333
Open Text Corp.
3.875%, 2/15/28 144A	1,675,000	1,578
3.875%, 12/1/29 144A	125,000	114
6.900%, 12/1/27 144A	450,000	466
Open Text Holdings, Inc.
4.125%, 2/15/30 144A	1,250,000	1,140
4.125%, 12/1/31 144A	300,000	265
Rocket Software, Inc.
6.500%, 2/15/29 144A	3,675,000	3,464
9.000%, 11/28/28 144A	950,000	980
Science Applications International Corp. 4.875%, 4/1/28 144A	875,000	838
Seagate HDD Cayman
8.250%, 12/15/29	75,000	80
8.500%, 7/15/31	700,000	743
9.625%, 12/1/32	2,302,125	2,589
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,850,000	3,821

High Yield Bond Portfolio

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Technology continued
6.500%, 6/1/32 144A	625,000	632
Synaptics, Inc. 4.000%, 6/15/29 144A	1,550,000	1,421
UKG, Inc. 6.875%, 2/1/31 144A	4,450,000	4,514
Zebra Technologies Corp. 6.500%, 6/1/32 144A	525,000	531

Total		70,745

Utilities (2.6%)
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,140
4.500%, 2/15/28 144A	1,575,000	1,527
4.625%, 2/1/29 144A	350,000	336
5.000%, 2/1/31 144A	600,000	573
5.125%, 3/15/28 144A	1,075,000	1,058
NextEra Energy Operating Partners LP 7.250%, 1/15/29 144A	1,925,000	1,894
NRG Energy, Inc.
3.875%, 2/15/32 144A	207,000	182
5.250%, 6/15/29 144A	775,000	755
5.750%, 1/15/28	400,000	399
5.750%, 7/15/29 144A	350,000	343
6.000%, 2/1/33 144A	575,000	559
6.250%, 11/1/34 144A	725,000	714
TransAlta Corp. 7.750%, 11/15/29	350,000	363

Corporate Bonds (95.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,083
5.500%, 9/1/26 144A	1,400,000	1,399
5.625%, 2/15/27 144A	1,925,000	1,918
7.750%, 10/15/31 144A	875,000	916
XPLR Infrastructure Operating Partners LP
4.500%, 9/15/27 144A	700,000	652
5.625%, 7/15/27 144A	875,000	862
8.375%, 1/15/31 144A	250,000	246
8.625%, 3/15/33 144A	1,250,000	1,216

Total		18,135

Total Corporate Bonds (Cost: $685,663)		658,871

Warrants (0.0%)
Communications (–%)
Audacy, Inc. - Black Scholes Warrants *,Æ	7,085	–	π
Audacy, Inc. - Non-Black Scholes Warrants *,Æ	1,181	–	π

Total		–	π

Total Warrants (Cost: $2)		–	π

Total Investments (95.5%) (Cost: $689,553)@		658,998

Other Assets, Less Liabilities (4.5%)		30,735

Net Assets (100.0%)		689,733

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025 the value of these securities (in thousands) was $590,733 representing 85.6% of the net assets.

Þ	PIK - Payment In Kind. PIK rate of ARD Finance SA is 7.25%.
π	Amount is less than one thousand.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $689,310 and the net unrealized depreciation of investments based on that cost was $30,556 which is comprised of $4,835 aggregate gross unrealized appreciation and $35,391 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$—	$—	$127
Corporate Bonds	—	658,871	—
Warrants	—	—	—π

Total Assets:	$—	$658,871	$127

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand